INVESTMENTS IN LOAN POOL PARTICIPATIONS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 partner Loan Property
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments in loan pool participations	$ 95,601,000	$ 89,951,000
Investment in Loan Pool Portfolio, Unpaid Principal Balance	1,514,185,000
Investment in Loan Pool Portfolio, Accretable Yield	35,087,000
November 2011 [Member] | UK Loan Pool 1 [Member] | United Kingdom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investments in loan pool participations	60,353,000	59,995,000
Investment in Loan Pool Portfolio, Number of Loans in Portfolio		58
Number of properties securing loans		170
Equity method investment, ownership percentage		50.00%
Joint venture, number of partners		1
Investment in loan pool, ownership percentage		25.00%
Purchase price		440,900,000
Purchase price funded by debt	25,800,000	323,400,000
Investment in Loan Pool Portfolio, Unpaid Principal Balance	765,769,000
Resolution of loans receivable	1,400,000,000
Loan resolutions, percentage of loan pool	65.00%
Investment in Loan Pool Portfolio, Accretable Yield	$ 22,977,000